Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS:
Cash	$ 6,552,708	$ 20,347,501
Accounts receivable, net	39,331	257,617
Accounts receivable - related parties	15,077	54,825
Contract assets	423,532	333,314
Inventories	153,851
Prepayments and other current assets	4,869,347	1,022,309
Due from a related party		100,122
TOTAL CURRENT ASSETS	12,053,846	22,115,688
NON-CURRENT ASSETS:
Property and equipment, net	314,652	344,028
Long-term investments	5,247,866
Operating lease right-of-use assets, net	1,358,342
Prepayments and other non-current assets	473,387	978,870
TOTAL NON-CURRENT ASSETS	7,394,247	1,322,898
TOTAL ASSETS	19,448,093	23,438,586
CURRENT LIABILITIES:
Short-term bank loans	33,717
Long-term bank loans - current portion		933,436
Accounts payable	974,314	665,397
Deferred revenue	3,988,699	4,435,393
Accrued expenses and other liabilities	1,041,832	2,156,251
Refund liabilities	333,030	237,691
Loan from third parties	15,064	295,213
Operating lease liabilities-current	551,384
Taxes payable	3,877,710	3,845,303
TOTAL CURRENT LIABILITIES	10,815,750	12,568,684
NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current	882,617
Long-term bank loans - non-current portion	3,207,237	2,094,610
Long-term loan from third party	102,535	42,173
TOTAL NON-CURRENT LIABILITIES	4,256,078	2,136,783
TOTAL LIABILITIES	15,071,828	14,705,467
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary shares value
Additional paid in capital	19,468,026	17,643,391
Statutory reserves	1,007,027	964,363
Accumulated deficit	(14,835,585)	(9,006,610)
Accumulated other comprehensive loss	(1,221,021)	(817,948)
TOTAL SHAREHOLDERS’ EQUITY	4,427,990	8,792,374
Non-controlling interests	(51,725)	(59,255)
TOTAL EQUITY	4,376,265	8,733,119
TOTAL LIABILITIES AND EQUITY	19,448,093	23,438,586
Class A Ordinary Shares
EQUITY:
Ordinary shares value	7,528	7,163
Class B Ordinary Shares
EQUITY:
Ordinary shares value	2,015	2,015
Related Party
CURRENT ASSETS:
Accounts receivable - related parties	15,077	54,825
Due from a related party		100,122
NON-CURRENT LIABILITIES:
Due to a related party	$ 63,689